LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JUNE 1, 2014

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION OF

LEGG MASON LIFESTYLE ALLOCATION 30%,

LEGG MASON LIFESTYLE ALLOCATION 50%,

LEGG MASON LIFESTYLE ALLOCATION 70% AND

LEGG MASON LIFESTYLE ALLOCATION 85%,

EACH DATED JUNE 1, 2014

Effective June 30, 2014, the funds will be renamed as listed below. Prior to June 30, 2014, the funds’ names are as listed below.

Name prior to June 30, 2014	Name as of June 30, 2014
Legg Mason Lifestyle Allocation 30%	QS Legg Mason Lifestyle Allocation 30%
Legg Mason Lifestyle Allocation 50%	QS Legg Mason Lifestyle Allocation 50%
Legg Mason Lifestyle Allocation 70%	QS Legg Mason Lifestyle Allocation 70%
Legg Mason Lifestyle Allocation 85%	QS Legg Mason Lifestyle Allocation 85%

Effective June 30, 2014, the funds’ sub-adviser will be named QS Legg Mason Global Asset Allocation, LLC. Prior to June 30, 2014, the name of the fund’s subadviser is Legg Mason Global Asset Allocation, LLC.

Please retain this supplement for future reference.

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